SHAREHOLDER REPORT





NICHOLAS II, INC.
700 North Water Street
Milwaukee, Wisconsin 53202

December 31, 1995


NICHOLAS II, INC.

                                                 February 23, 1996

Dear Fellow Shareholders:

     Since our last report just three months ago, the markets have changed drastically. This past year's mania for technology stocks came to a predictable crash leaving many of these stocks down 50 - 70% from their mid-summer peaks. We feel empathy for the lemmings who followed the crowd into last summer's "Windows 95" hype.

     The chart below shows the performance of Nicholas II and various indices for the quarter, year, five years and ten years ended December 31, 1995:

                                        Average Annual Total Return*
                                        ____________________________
                                 3 Months    1 Year    5 Years   10 Years
                                 ________    _______   ________  ________
Nicholas II (Distributions
 Reinvested)                      +4.57%     +28.55%    +16.10%  +12.50%
NASDAQ OTC Composite
 (Excludes Income)                +0.82%     +39.91%    +22.99%  +12.47%
Russell 2000 (Income Reinvested)  +2.17%     +28.44%    +20.99%  +11.32%
Standard & Poor's 500
 (Income Reinvested)              +5.94%     +37.50%    +16.59%   +14.78%
Consumer Price Index               +0.5%       +2.6%      +2.8%     +3.5%
Ending value of $10,000 invested in
 Nicholas II (Distributions
 Reinvested)                     $10,457     $12,855    $21,095   $32,474

      * Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

      Nicholas II performed well for the year and quarter ended December 31, 1995 in a very strong market environment. Financial and health care stocks were strong performers for the Fund during the year. Despite the limited exposure to the technology sector, Nicholas II performed in line with the comparable Russell 2000 small company index while avoiding the volatility produced in the fourth quarter by the technology selloff.

     With the start of 1996, the economy seems to be weakening and interest rates and inflation remain low. Your Fund is well positioned with its list of high quality, non-cyclical growth companies that should perform well financially through most economic conditions. I would be remiss however, not to mention our concerns regarding the high level of valuation that currently exists in stocks today. It is much harder to find good companies selling at reasonable, let alone, bargain prices. Therefore, we remain cautious in the near term.

      Thank you again for your continued support of our long-term investment philosophy.
                                       Sincerely,



                                       /s/ David O. Nicholas
                                       ----------------------
                                       David O. Nicholas
                                       Portfolio Manager

PORTFOLIO COMPANY STATISTICS
December 31, 1995 (unaudited)

                                          Latest    Latest     Five Year         Market          Latest  to Book  Debt
                                         12 Month   12 Month  Compounded Return  Price  Book     12 Month  Value  as a
                                         Sales (1)  Earnings   Earnings    on     Per   Value    Earnings  Per    % of   Dividend
Name and Principal Business of Company  (Millions)  PerShare(1) Growth   Equity  Share Per Share Per Share Share  Capital  Yield
--------------------------------------   --------   ---------- -------- -------  ----- --------- --------- -----  ------- -------

Alco Standard Corporation -
 Distributes paper and office equipment $ 9,892     $  1.81      7.18%  14.50% $ 45.625 $ 12.55   25.2      3.6    27%     1.6%
Arbor Drugs, Inc. -
 Operates drugstore chain in MI             731        0.96     12.86%   5.90%   21.000    5.28   21.9      4.0     0%     1.3%
Associated Banc-Corp-
 Wisconsin bank holding, 7th largest        258        3.41     13.54%  15.16%   40.938   18.77   12.0      2.2    54%     2.9%
Block Drug Company, Inc. - Class A -
 Denture, dental care products, drugs       719        2.67      2.04%   9.29%   34.750   25.59   13.0      1.4     6%     1.5%
Cardinal Health, Inc. -
 Wholesale distributor drugs              8,020        2.10     38.81%  17.53%   54.750   12.98   26.1      4.2    29%     0.3%
Circuit City Stores, Inc. -
 Retailer: video equipment, appliances    6,686        1.85     17.75%  17.70%   27.625    9.29   14.9      3.0    17%     0.3%
Consolidated Stores Corporation -
 Retails close-out merchandise            1,428        1.24         NM  19.90%   21.750    6.88   17.5      3.2    22%     None
DENTSPLY International Inc. -
 Dental supplies and xray equipment         550        1.87     89.40%  22.90%   40.000    9.65   21.4      4.1     4%     1.0%
Elan Corporation, plc - ADR -
 Drug formulating techniques                194        2.06     39.69%  22.60%   48.625    8.41   23.6      5.8    39%     None
Expeditors International of Washington, Inc. -
 International airfreight forwarding        552        1.30      6.19%  12.20%   26.125    7.41   20.1      3.5     0%     0.6%
Fifth Third Bancorp -
 Commercial banking in Cincinnati, OH     1,178        4.21     15.36%  17.90%   73.250   23.55   17.4      3.1    65%     2.2%
First Financial Corporation -
 Savings & loan in Wisconsin                382        2.15     24.84%  18.59%   23.000   11.21   10.7      2.1    71%     2.7%
First National Bank of Anchorage (The) -
 Banking in Alaska                           97      130.97     10.01%   9.20% 1530.000 1497.64   11.7      1.0     NA     1.9%
Firstar Corporation -
 Commercial banking, WI, IL,
 MN, AZ and IA                            1,273        2.82     10.06%  14.19%   39.625   19.90   14.1      2.0    63%     4.5%
FIserv, Inc. -
 Data processing services                   648        1.09     18.89%  11.20%   30.000    7.93   27.5      3.8    26%     None
Forest Laboratories, Inc. -
 Pharmaceutical manufacturer                436        2.33     24.34%  15.20%   45.250   14.95   19.4      3.0     0%     None
General Motors Corporation - Class H -
 High technology electronics             14,099        2.67      5.44%  12.10%   49.125   12.46   18.4      3.9     6%     2.1%
G & K Services, Inc. - Class A -
 Rents and launders textile products        273        0.94      7.58%  15.60%   25.500    4.76   27.1      5.4    40%     0.5%
Health Care and Retirement Corporation -
 Long-term care/rehab services              687        1.48     55.18%  12.71%   35.000   10.90   23.6      3.2    30%     None
Health Management Associates, Inc. -
Class A -
 Operates acute care hospitals              505        0.89     71.55%  19.70%    26.125    3.46  29.4      7.6    20%     None
Healthsource, Inc. -
 Multi-state HMO services                   990        0.76     23.59%  14.50%    36.000    5.25  47.4      6.9     0%     None
Heilig-Meyers Company -
 Retail furniture stores                  1,318        1.07     21.31%  14.30%    18.375   10.20  17.2      1.8    42%     1.3%

PORTFOLIO COMPANY STATISTICS (Continued)
December 31, 1995 (unaudited)
                                          Latest    Latest     Five Year         Market          Latest  to Book  Debt
                                         12 Month   12 Month  Compounded Return  Price  Book     12 Month  Value  as a
                                         Sales (1)  Earnings   Earnings    on     Per   Value    Earnings  Per    % of   Dividend
Name and Principal Business of Company  (Millions)  PerShare(1) Growth   Equity  Share Per Share Per Share Share  Capital  Yield
--------------------------------------   --------   ---------- -------- -------  ----- --------- --------- -----  ------- -------
Keane, Inc. -
 Software programming services         $  369       $ 1.23     23.11%   16.10% $ 22.125 $  9.04   18.0      2.4    31%     None
Kohl's Corporation -
 Operates department stores             1,783         1.98         NM   25.00%   52.500    9.72   26.5      5.4    17%     None
Marshall & Ilsley Corporation -
 Commercial banking in WI and AZ        1,179         1.92     14.00%   17.00%   26.000   11.58   13.5      2.2    62%     3.1%
MGIC Investment Corporation -
 Provides private mortgage
 insurance                                502         3.28     39.02%   20.70%    54.250  17.32   16.5      3.1     0%     0.6%
Mutual Risk Management Ltd. -
 Risk management services                 129         2.15     33.74%   19.60%    45.750   9.97   21.3      4.6     6%     0.9%
Newell Co. -
 Manufacturer of market
 consumer/industrial products           2,414         1.38     11.64%   19.50%    25.875   7.52   18.8      3.4    39%     1.8%
O'Reilly Automotive, Inc. -
 Operates automotive parts stores         193         1.48     34.57%   14.30%    29.000   7.02   19.6      4.1     0%     None
PacifiCare Health Systems, Inc. -
Class B -
 Health maintenance services            3,731         3.62     37.37%   22.40%    87.000   14.24  24.0      6.1    10%     None
Patterson Dental Company -
 Distributor of dental supplies
 and equipment                            556         1.19     28.83%   30.80%    27.000    3.90  22.7      6.9     4%     None
Protective Life Corporation -
 Holding: life, group, accident
 and health                               848         2.72     26.61%   18.60%    31.250   15.22  11.5      2.1    20%     2.3%
Quorum Health Group, Inc. -
 Operates acute care hospitals            911         1.20         NM   17.21%    22.000    7.46  18.3      2.9    44%     None
Sigma-Aldrich Corporation -
 Biochemical and organic products         940         2.52      11.37%  18.10%    49.500   12.51  19.6      4.0     3%     1.1%
SPS Transaction Services, Inc. -
 Transaction processing services          291         1.54          NM  27.72%    29.625    4.65  19.2      6.4    68%     None
Tootsie Roll Industries, Inc. -
 Manufacturer of branded candies          312         1.75      13.09%  19.10%    39.625   10.75  22.6      3.7     4%     0.6%
Unifi, Inc. -
 Texturizing polyester yarns            1,583         1.80      18.00%  19.20%    22.125    8.99  12.3      2.5    25%     1.6%
Vencor, Inc. -
 Acute/long-term care hospitals           605         1.39     157.40%  16.60%    32.500    9.07  23.4      3.6    46%     None
Vivra Incorporated -
 Dialysis and home health care            344         1.09      26.94%  14.40%    25.125    6.87  23.1      3.7     4%     None
Watts Industries, Inc. - Class A -
 Markets water and steam valves           680         1.57       7.66%  11.50%    23.250   12.67  14.8      1.8     24%    1.1%
                                       ------       ------      ------  ------    ------   -----  ----      ---     ---    ----
                          AVERAGE......................         27.75%  17.02%                    20.1x     3.7x    25%    0.9%
                                                                ------  ------                    -----     ----    ---    ----
                                                                ------  ------                    -----     ----    ---    ----

Note - This list contains the top 40 portfolio issues exceeding
$8,816,000 in market value.
(1) Source: Corporate Reports.
NA - Not available.
NM - Not meaningful.

HISTORICAL RECORD (UNAUDITED)

                                                        Capital Gain       Dollar         Growth of
                            Net           Dividend       and Other        Weighted       An Initial
                        Asset Value    Distributions   Distributions   Price/Earnings     $10,000
                         Per Share       Per Share       Per Share        Ratio**      Investment***
                         ---------       ---------       ---------        -------      -------------

October 17, 1983*       $10.00          $ -            $  -             -              $10,000
September 30, 1986       16.90          .163            .061            15.0 times      17,581
September 30, 1987       21.01          .420            .513            20.9            23,108
September 30, 1988       18.58          .338           1.303            15.0            22,766
September 30, 1989       21.76          .335            .080            17.1            27,291
September 30, 1990       17.39          .3124           .6686           14.8            22,888
September 30, 1991       23.87          .3422           .1434           17.8            32,251
September 30, 1992       24.53          .2447           .4042           17.3            34,054
September 30, 1993       26.94          .2350           .8000           18.1            38,885
September 30, 1994       26.71          .2000          1.4700           18.5            41,020
September 30, 1995       30.07          .2056 (a)      1.8944 (a)       20.8            50,205
December 31, 1995        28.73          .1750 (b)      2.4979 (b)       22.6            52,498

     *    Date of Initial Public Offering       (a)  Paid December 31, 1994
     **   Based on latest 12 months                  to shareholders of record
          accomplished earnings                      December 27, 1994.
     ***  Assuming reinvestment of all          (b)  Paid December 31, 1995
          distributions                              to shareholders of record
                                                     December 26, 1995.


Range in price/earnings ratios
        Highs             Low
     --------------   -------------
     6/30/87   23.4   9/30/85  11.7
     12/31/95  22.6

              CAN YOU AFFORD NOT TO INVEST IN AN IRA?

      The maximum yearly IRA contribution is the lesser of $2,000 or 100% of your compensation. Every year that you contribute this amount you may also deduct it from your Federal income taxes, unless you (or your spouse) are an eligible participant in an employer-sponsored retirement plan and your adjusted gross income exceeds certain limits as defined by the Internal Revenue Code. This deduction can lead to substantial savings, especially when you look at the relationship between higher tax brackets and the net cost of investing. The table below illustrates a schedule of tax brackets, resulting tax savings, and the net cost of investing $2,000 in an IRA, assuming full deductibility of your contributions.

                              TABLE I
     Federal Tax    Federal Tax    Net Cost of Investing
      Brackets        Savings        $2,000 in an IRA
     ----------     ----------     ------------------
         15%           $300              $1,700
         28%            560               1,440
         31%            620               1,380
         36%            720               1,280
       39.6%            792               1,208

      Even if you are an eligible participant in an employer-sponsored retirement plan, you may still make a non-deductible IRA contribution (subject to the $2,000/100% of compensation limit). Another tax advantage to investing in an IRA is that any amounts received from dividends, interest, etc., accumulate tax deferred, whether or not your contribution is fully deductible. Taxes will have to be paid when you receive distributions.

     Finally, Table II shows the various amounts accumulated in an IRA under different annual rates of return, based on a $2,000 annual year end contribution. These figures are purely hypothetical since investment returns are rarely constant year to year. Yet, one can get a good idea that investing in an IRA plan provides a good nest egg for retirement.

                             TABLE II
                 Amounts accumulated in an IRA
                                       Annual Rates of Return
                     -------------------------------------------------
        After             8%         10%          12%            15%
        -----          -------     -------      -------        -------
     10 Years        $  28,973   $  31,874   $   35,096    $    40,606
     20 Years           91,524     114,550      144,104        204,880
     30 Years          226,566     328,980      482,660        869,480
     40 Years          518,113     885,180    1,534,180      3,558,000

Officers and Directors

ALBERT O. NICHOLAS
President and Director

ROBERT H. BOCK
Director

MELVIN L. SCHULTZ
Director

RICHARD SEAMAN
Director

DAVID L. JOHNSON
Executive Vice President

THOMAS J. SAEGER
Executive Vice President and Secretary

DAVID O. NICHOLAS
Senior Vice President

LYNN S. NICHOLAS
Senior Vice President

CHERYL L. KING
Treasurer and Vice President

CANDACE L. LESAK
Vice President

JEFFREY T. MAY
Vice President

JOHN J. O'HARE II
Vice President

KATHLEEN A. EVANS
Assistant Vice President
Custodian and Transfer Agent

FIRSTAR TRUST COMPANY
Milwaukee
(414) 276-0535





This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.